Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Current assets
Cash and cash equivalents	$ 2,847,716	¥ 19,771,695	¥ 17,863,868
Restricted cash	632,573	4,391,955	2,114,913
Short-term investments	1,033,217	7,173,626	2,780,482
Investment securities	104,198	723,449
Accounts receivable, net	2,515,398	17,464,408	8,193,665
Advance to suppliers	205,061	1,423,736	927,177
Inventories, net	4,163,825	28,909,438	20,539,543
Loan receivables, net	1,828,880	12,697,915	3,698,488
Other investments	1,550,759	10,766,920
Prepayments and other current assets	316,707	2,198,906	1,486,441
Amount due from related parties	203,089	1,410,050	863,516
Total current assets	15,401,423	106,932,098	58,468,093
Non-current assets
Property, equipment and software, net	1,065,394	7,397,029	6,233,106
Construction in progress	286,925	1,992,123	1,266,992
Intangible assets, net	1,217,672	8,454,297	5,263,983
Land use rights, net	352,515	2,447,511	1,928,192
Goodwill	942,196	6,541,668	29,050
Investment in equity investees	2,194,300	15,235,020	8,713,219
Investment securities	152,763	1,060,632	1,005,831
Other investments	1,007,839	6,997,425	0
Other non-current assets	477,562	3,315,715	2,106,673
Total non-current assets	7,697,166	53,441,420	26,547,046
Total assets	23,098,589	160,373,518	85,015,139
Current liabilities (including amounts of the consolidated VIEs and VIEs' subsidiaries without recourse to the primary beneficiaries of RMB6,313,410 and RMB33,441,909 as of December 31, 2015 and 2016 respectively. Note 1)
Short-term borrowings	1,200,247	8,333,317	3,040,209
Nonrecourse securitization debt	1,352,328	9,389,213	579,843
Accounts payable	6,335,602	43,988,087	29,819,341
Advance from customers	1,675,467	11,632,766	7,173,885
Deferred revenues (including amounts in relation to traffic support, marketing and promotion services to be provided to related parties of RMB754,626 and RMB818,805 as of December 31, 2015 and 2016, respectively)	175,986	1,221,865	983,721
Taxes payable	82,939	575,848	103,211
Amount due to related parties	24,147	167,655	104,726
Accrued expenses and other current liabilities (including amounts in relation to non-compete obligation to related party of nil and RMB82,626 as of December 31, 2015 and 2016, respectively)	4,239,015	29,431,484	7,178,065
Total current liabilities	15,085,731	104,740,235	48,983,001
Non-current liabilities
Deferred revenues (including amounts in relation to traffic support, marketing and promotion services to be provided to related parties of 2,515,603 and RMB2,127,900 as of December 31, 2015 and 2016, respectively)	310,649	2,156,835	2,556,345
Nonrecourse securitization debt	587,300	4,077,627	2,753,699
Unsecured senior notes	983,870	6,831,012
Deferred tax liabilities	130,686	907,356	1,228
Other non-current liabilities (related to non-compete obligation to related party of nil and RMB440,670 as of December 31, 2015 and 2016, respectively)	63,470	440,670
Total non-current liabilities	2,075,975	14,413,500	5,311,272
Total liabilities	17,161,706	119,153,735	54,294,273
Commitments and contingencies (Note 30)
MEZZANINE EQUITY
Redeemable non-controlling interests (Note 19)	1,016,408	7,056,921	0
JD.com, Inc. shareholders' equity
Ordinary shares (US$0.00002 par value; 100,000,000,000 shares authorized; 2,313,578,195 Class A ordinary shares issued and 2,287,701,055 outstanding, 480,178,455 Class B ordinary shares issued and 454,289,431 outstanding as of December 31, 2015; 2,467,134,904 Class A ordinary shares issued and 2,384,954,010 outstanding, 471,573,995 Class B ordinary shares issued and 451,490,387 outstanding as of December 31, 2016.)	54	377	358
Additional paid-in capital	8,534,987	59,258,417	48,393,126
Statutory reserves	19,147	132,938	55,560
Treasury stock	(746,346)	(5,181,880)	(3)
Accumulated deficit	(3,148,545)	(21,860,345)	(18,420,834)
Accumulated other comprehensive income	222,295	1,543,393	554,826
Total JD.com, Inc. shareholders' equity	4,881,592	33,892,900	30,583,033
Non-controlling interests	38,883	269,962	137,833
Total shareholders' equity	4,920,475	34,162,862	30,720,866
Total liabilities, mezzanine equity and shareholders' equity	$ 23,098,589	¥ 160,373,518	¥ 85,015,139